Leased Assets - Schedule of Leased Assets (Details) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leased assets, gross	$ 5,825,988	$ 5,661,749	$ 2,116,068
Less accumulated depreciation	(1,067,878)	(546,632)	(82,586)
Leased assets, net	4,758,110	5,115,117	2,033,482
Vehicles [Member]
Leased assets, gross	$ 5,825,988	$ 5,661,749	$ 2,116,068